S-K 1603(a)(7) Sponsor Controlling Persons	Jan. 06, 2026
Trevor Harries Jones [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Trevor Harries-Jones
Ryan Shea [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Ryan Shea